Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net Income	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	$ 862,000	$ 1,780,000	$ 1,566,000	$ 1,717,000	$ 5,918,340	$ 5,924,656	$ 6,115,927
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense									25,358
Stock Compensation Expense									0	7,912	12,676
Net Cash Provided By Operating Activities									13,567,409	11,361,575	8,986,675
Investing Activities:
(Increase) Decrease in Loans Receivable									(33,002,340)	(29,008,003)	5,472,435
Net Cash Provided By Investing Activities									(60,475,134)	(19,351,440)	18,975,116
Financing Activities:
Payments for Repurchase of Preferred Stock and Preference Stock									0	(21,340,000)
Repayments of Convertible Debt									(20,000)	0	0
Proceeds from Stock Options Exercised									176,175
Dividends Paid to Shareholders-Preferred Stock									0	(422,889)	(440,000)
Dividends Paid to Shareholders-Common Stock									(1,060,729)	(942,552)	(942,552)
Net Cash Provided (Used) By Financing Activities									47,852,800	8,982,463	(29,772,542)
Net Increase (Decrease) in Cash and Cash Equivalents									945,075	992,598	(1,810,751)
Cash and Cash Equivalents at Beginning of Year				9,374,549				8,381,951	9,374,549	8,381,951
Cash And Cash Equivalents At End Of Year	10,319,624				9,374,549				10,319,624	9,374,549	8,381,951
Parent Company [Member]
Operating Activities:
Net Income									5,918,340	5,924,656	6,115,927
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(136,682)	(410,959)	(506,074)
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense									25,358
Stock Compensation Expense									0	7,912	12,676
(Increase) Decrease In Accounts Receivable And Other Assets									3,117	14,207	825
(Decrease) Increase in Accounts Payable									(33,612)	15,841	1,758
Net Cash Provided By Operating Activities									5,776,521	5,551,657	5,625,112
Proceeds from Sale of Other Investments									(95,438)
Investing Activities:
(Increase) Decrease in Loans Receivable										0	0
Net Cash Provided By Investing Activities									95,438	0	0
Financing Activities:
Repayments of Notes Payable									(4,500,000)	(1,000,000)
Payments for Repurchase of Preferred Stock and Preference Stock									0	(21,340,000)
Repayments of Convertible Debt									(20,000)
Proceeds from Stock Options Exercised									176,175
Proceeds from Notes Payable									0	14,000,000
Dividends Paid to Shareholders-Preferred Stock									0	(422,889)	(440,000)
Dividends Paid to Shareholders-Common Stock									(1,060,729)	(942,552)	(942,552)
Net Cash Provided (Used) By Financing Activities									(5,404,554)	(9,705,441)	(1,382,552)
Net Increase (Decrease) in Cash and Cash Equivalents									467,405	(4,153,784)	4,242,560
Cash and Cash Equivalents at Beginning of Year				$ 4,631,554				$ 8,785,338	4,631,554	8,785,338	4,542,778
Cash And Cash Equivalents At End Of Year	$ 5,098,959				$ 4,631,554				$ 5,098,959	$ 4,631,554	$ 8,785,338